Related Party Transactions and Balances	12 Months Ended
Sep. 30, 2020
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
11.	RELATED PARTY TRANSACTIONS AND BALANCES

The following is a list of related parties which the Company has transactions with during the years ended September 30, 2019 and 2020:

	Name	Relationship
(a)	Henglong Chen	A significant shareholder of the Company
(b)	Huiyan Xie	General manager and non-controlling shareholder of Dilang
(c)	Huajian Xu	A senior manager and significant shareholder of the Company
(d)	Shuang Wu	Chief Operating Officer and a significant shareholder of the Company
(e)	Yan Fang	Non-controlling shareholder of Cenbird E-Motorcycle
(f)	Jianhui Ye	Chief Executive Officer and a significant shareholder of the Company
(g)	Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.	Yan Fang, a non-controlling shareholder of Cenbird E-motorcycle, whose family member serves as director of Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.
(h)	Jiangsu Xinzhongtian Suye Co., Ltd.	Yuxing Liu, the spouse of Yan Fang, serves as the executive of Jiangsu Xinzhongtian Suye Co., Ltd.
(i)	Shenzhen Star Asset Management Co., Ltd.	General Partner of Xinyu Star Assets Management No.1 Investing Partnership and Xinyu Star Assets Management No.2 Investing Partnership, which are two significant shareholders of the Company
(j)	Jiangsu Yimao Pure Electric Bus Co., Ltd.	Hengwei Chen, a significant shareholder of the Company until September 2019, serves as director of Jiangsu Yimao Pure Electric Bus Co., Ltd.
(k)	Beijing Weiqi Technology Co., Ltd.	Wholly owned by Huiyan Xie, the general manager and non-controlling shareholder of Dilang

Amount due from related parties

As of September 30, 2019 and 2020, amount due from related parties, consisted of the following:

	As of September 30,
	2019	2020
Jiangsu Xinzhongtian Suye Co., Ltd. (h)(1)	$566,953	$419,758
Jianhui Ye (f) (2)	-	119,035
Huajian Xu (c)(2)	14,138	19,471
Beijing Weiqi Technology Co., Ltd.(k) (3)	-	17,790
Yan Fang(e)(2)	-	981
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g)(4)	1,128,702	-
Huiyan Xie (b)(2)	32,885	-
Shuang Wu (d)(2)	10,412	-
Amount due from related parties-current	$1,753,090	$577,035

Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd.(5)	$282,769	$294,568
Amount due from related parties-non-current	$282,769	$294,568

(1)	The balance mainly represented the prepayments for purchasing e-bicycle gears and e-bicycles.

(2)	The balances mainly represented the advances made to the managements for the Company’s daily operational purposes.

(3)	The balance represented the receivable generated from the sales of e-bicycles.

(4)	The balance mainly consisted of the prepayments for applying China Compulsory Certification (“3C”) for e-bicycles and the prepayments for applying quality certificate for e-bicycles.

(5)	The balance mainly represented the deposit for conducting original design manufacture (“ODM”) of e-bicycles and the deposit will be returned in one year after the termination of the contract or after the Company stops selling produced e-bicycles.

Amount due to Related Parties

As of September 30, 2019 and 2020, amount due to related parties consisted of the following:

	As of September 30,
	2019	2020
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd. (g) (1)	$-	$340,340
Huajian Xu(c) (2)	-	287,270
Shuang Wu(d) (2)	-	72,847
Huiyan Xie(b)(2)	-	32,557
Jianhui Ye (f) (3)	4,248,611	20,312
Shenzhen Star Asset Management Co., Ltd. (i) (1)	101,302	957
Amount due to related parties	$4,349,913	$754,283

(1)	The balances represented the payable for purchasing e-bicycles.

(2)	The balances mainly represented the expenses paid on behalf of the Company for IPO or daily operation.

(3)	The balance as of September 30, 2019 represented the loan provided by Jianhui Ye to the Company due to temporary operation fund requirement. This loan was interest free and due on demand. For the year ended September 30, 2020, the Company fully repaid the loan. The balance as of September 30, 2020 represented the expenses paid on behalf of the Company for IPO.

Related party transactions

For the years ended September 30, 2018, 2019 and 2020, the Company had the following material related party transactions:

		For the years ended September 30,
Related Parties	Nature	2018	2019	2020
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Purchase of e-bicycles from a related party	$-	$-	$(4,538,100)
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Interest-free loan to a related party	-	-	856,458
Changzhou Cenbird Electric Bicycle Manufacturing Co., Ltd (g)	Collection of loan to a related party	-	-	(856,458)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Purchase of e-bicycles, gears and parts from a related party	-	-	(851,606)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Rental fee and utility fee	-	-	(63,378)
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Interest-free loan to a related party	-	-	185,566
Jiangsu Xinzhongtian Suye Co., Ltd (h)	Collection of loan to a related party	-	-	(186,993)
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of lithium batteries for battery rental services	(1,785,821)	-	-
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Payment on behalf of Yimao to its supplier	114,718	-	-
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of battery cells for battery cell trading business	-	(5,334,619)	-
Jiangsu Yimao Pure Electric Bus Co., Ltd. (j)	Purchase of raw materials and finished goods	-	(2,428,036)	-
Henglong Chen (a)	Interest-free loan to a shareholder*	1,292,731	1,857,441	377,634
Henglong Chen (a)	Collection of loan from a shareholder *	(400,619)	(683,880)	(391,116)
Henglong Chen (a)	Transfer of third-party loans to a related party*	542,491	59,682	-
Huiyan Xie	Interest-free loan to a related party	-	101,896	-
Huiyan Xie	Collection of loan from a related party	-	(101,896)	-
Shenzhen Star Asset Management Co., Ltd. (i)	Rental expenses of e-bicycles	(171,714)	(176,862)	-
Shenzhen Star Asset Management Co., Ltd. (i)	Disposal of e-bicycles on behalf of a related party	-	(291,131)	-
Shenzhen Star Asset Management Co., Ltd. (i)	Purchase of e-bicycles from a related party	-	(873,394)	-
Jianhui Ye (f)	Interest-free loan from a related party	-	(4,374,249)	-
Jianhui Ye (f)	Repayment of interest-free loan to a related party	-	-	4,289,426
Beijing Weiqi Technology Co., Ltd (k)	Sales of e-bicycles to a related party	-	-	107,314

*	The interest-free loan made to Henglong Chen, a significant shareholder and former Chairman of the Board of the Company, net of repayment was recognized as a deduction to the Company’s equity, see Note 14d. The loan made to Henglong Chen which was for his personal purpose violated Sarbanes-Oxley Act section 402 due to the lack of internal control in term of related party borrowings, however, the balance as of September 30, 2020 is expected to be collected within half year upon the completion of the Company’s IPO, with the funds from the sales of Henglong Chen’s own real estate property in PRC and financial assets he invested in other institutions.